STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2010

Check here if Amendment [X];      Amendment Number: 1

This Amendment (Check only one):  [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     ASA Limited
Address:  400 S. El Camino Real, Suite 710,
          San Mateo, CA 94402-1708

Form 13F File Number: 28-11034

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lawrence G. Nardolillo
Title:    Chief Financial Officer  & Treasurer
Phone:    973-377-3535

Signature, Place, and Date of Signing:

/S/ LAWRENCE G. NARDOLILLO     FLORHAM PARK, NEW JERSEY      AUGUST 6, 2010
----------------------------  -----------------------------  -------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $304,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                           FORM 13F INFORMATION TABLE

                           TITLE                   VALUE     SHARES/  SH/   PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION   MANAGERS      SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Agnico-Eagle
   Mines Limited        Common Stock    008474108  33,402     600,000  SH         Sole                      600,000

Barrick Gold
   Corporation          Common Stock    067901108  47,925   1,250,000  SH         Sole                    1,250,000

Compania de Minas
   Buenaventura         Sponsored ADR   204448104  39,765   1,284,000  SH         Sole                    1,284,000

Goldcorp Inc.           Common Stock    380956409  40,287   1,082,400  SH         Sole                    1,082,400

Golden Star
   Resources Limited    Common Stock    38119T104   2,903     750,000  SH         Sole                      750,000

IAMGOLD Corporation     Common Stock    450913108   7,932     600,000  SH         Sole                      600,000

Kinross Gold
   Corporation          Common Stock    496902404  19,226   1,125,000  SH         Sole                    1,125,000

Newmont Mining
   Corporation          Common Stock    651639106  21,409     420,368  SH         Sole                      420,368

NovaGold
   Resources Inc.       Note            66987EAA5  15,167  15,000,000  PRN        Sole                   15,000,000

NovaGold
   Resources Inc.       Common Shares   66987E206   8,266   1,157,691  SH         Sole                    1,157,691

Randgold
   Resources Limited    ADR             752344309  55,295     719,700  SH         Sole                      719,700

Royal Gold Inc.         Common Shares   780287108   6,932    150,000   SH         Sole                      150,000

Yamana Gold Inc.        Common Shares   98462Y100   5,910    600,000   SH         Sole                      600,000
